Organization and Basis of Presentation (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Jun. 21, 2016	Jun. 21, 2016
Place of incorporation	DE	DE